Leases - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) Aircraft	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of finance lease and operating lease by lessee [abstract]
Minimum lease term of finance leases arrangements	10 years
Total lease expense	$ 132.5	$ 134.5	$ 138.8
Average term of aircraft operating leases	10 years
Number of aircraft under lessor | Aircraft	2
Carrying amount of aircraft under operating lease	$ 30.7	32.6
Scheduled expiration date of lease	2020
Total lease income amounts	$ 3.5	$ 3.5	$ 3.5